The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 77.5%
	EUROPE — 5.9%
	MULTI-PERIL — 0.2%
	Orange Capital Re DAC
400,000	3-Month Euribor + 332.00 basis points, 1/17/2025[2,3]	$429,353
	WINDSTORM — 5.7%
	Blue Sky Re DAC
2,750,000	3-Month Euribor + 575.00 basis points, 1/8/2030[2,3,4]	2,988,058
	Eiffel Re Ltd.
3,000,000	3-Month Euribor + 325.00 basis points, 1/19/2027[2,3]	3,261,645
	Hexagon IV Re Ltd.
500,000	3-Month Euribor + 850.00 basis points, 1/21/2028[2,3,4]	542,148
	Taranis Reinsurance DAC
1,300,000	3-Month Euribor + 600.00 basis points, 1/21/2028[2,3,4]	1,413,239
	Windmill II Re DAC
1,000,000	3-Month Euribor + 347.00 basis points, 7/5/2024[2,3,4]	1,079,650
		9,284,740
	TOTAL EUROPE
	(Cost $9,716,548)	9,714,093
	GLOBAL — 22.1%
	MULTI-PERIL — 22.1%
	2001 Cat Re Ltd.
3,250,000	3-Month U.S. Treasury Bill + 1,250.00 basis points, 1/8/2027[2,3,4,5]	3,345,225
	Bowline Re Ltd. Series 2022-1
1,500,000	3-Month U.S. Treasury Bill + 635.00 basis points, 5/23/2025[2,3,4]	1,506,450
500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 5/23/2025[2,3,4]	501,150
250,000	3-Month U.S. Treasury Bill + 1,618.00 basis points, 5/23/2025[2,3,4]	260,075
	Easton Re Pte Ltd.
500,000	3-Month U.S. Treasury Bill + 750.00 basis points, 1/8/2027[2,3,4]	499,350
	Fuchsia 2023-1 London Bridge Ltd.
1,750,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 4/6/2027[2,3,4]	1,742,825
	Galileo Re Ltd.
4,750,000	3-Month U.S. Treasury Bill + 700.00 basis points, 1/7/2028[2,3,4]	4,824,100
	Hypatia Ltd.
750,000	3-Month U.S. Treasury Bill + 950.00 basis points, 4/8/2026[2,3]	793,500
	Kilimanjaro III Re Ltd.
175,000	3-Month U.S. Treasury Bill + 991.00 basis points, 12/19/2024[2,3,4]	172,707
1,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	1,243,125
250,000	3-Month U.S. Treasury Bill + 525.00 basis points, 6/25/2025[2,3]	252,375
4,000,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	3,897,200
	Matterhorn Re Ltd.
500,000	SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	501,000
1,500,000	SOFR Rate + 775.00 basis points, 3/24/2025[2,3]	1,486,950
750,000	SOFR Rate + 575.00 basis points, 12/8/2025[2,3]	690,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Montoya Re Ltd.
1,500,000	1-Month U.S. Treasury Bill + 711.00 basis points, 4/7/2025[2,3,4]	$1,521,000
1,500,000	1-Month U.S. Treasury Bill + 1,150.00 basis points, 4/7/2027[2,3,4]	1,501,800
	Mystic Re IV Ltd.
2,000,000	3-Month U.S. Treasury Bill + 610.00 basis points, 1/8/2025[2,3,4]	1,980,000
300,000	3-Month U.S. Treasury Bill + 925.00 basis points, 1/8/2026[2,3,4]	307,650
500,000	3-Month U.S. Treasury Bill + 1,200.00 basis points, 1/8/2027[2,3]	499,650
	Ocelot Re Ltd.
500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 1/7/2027[2,3,4]	503,800
	Sakura Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 230.00 basis points, 4/7/2025[2,3]	2,936,400
1,875,000	3-Month U.S. Treasury Bill + 392.00 basis points, 4/7/2025[2,3]	1,856,250
	Titania Re Ltd.
285,000	1-Month U.S. Treasury Bill + 650.00 basis points, 12/27/2024[2,3]	275,823
500,000	1-Month U.S. Treasury Bill + 1,225.00 basis points, 2/27/2026[2,3,4]	542,750
	Vista Re Ltd.
2,250,000	3-Month U.S. Treasury Bill + 675.00 basis points, 5/21/2024[2,3,4]	2,270,250
	Wrigley Re Ltd.
250,000	3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	250,675
	TOTAL GLOBAL
	(Cost $35,834,599)	36,162,080
	JAPAN — 2.6%
	EARTHQUAKE — 0.4%
	Nakama Re Ltd.
250,000	3-Month U.S. Treasury Bill + 220.00 basis points, 1/14/2025[2,3]	248,500
	Nakama Re Pte Ltd.
500,000	3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	489,850
		738,350
	TYPHOON — 2.2%
	Tomoni Re Pte Ltd.
3,650,000	3-Month U.S. Treasury Bill + 200.00 basis points, 4/7/2026[2,3]	3,583,570
	TOTAL JAPAN
	(Cost $4,316,774)	4,321,920
	UNITED STATES — 46.9%
	EARTHQUAKE — 7.4%
	Logistics Re Ltd.
500,000	3-Month U.S. Treasury Bill + 387.50 basis points, 12/20/2024[2,3]	492,650
	Torrey Pines Re Ltd.
3,475,000	3-Month U.S. Treasury Bill + 500.00 basis points, 6/5/2026[2,3,4]	3,496,893
	Ursa Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,036,600
2,500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/7/2026[2,3,4]	2,515,000
	Veraison Re Ltd.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
1,500,000	1-Month U.S. Treasury Bill + 650.00 basis points, 3/9/2026[3,6]	$1,564,350
750,000	3-Month U.S. Treasury Bill + 475.00 basis points, 3/8/2027[3,6]	750,000
	Wrigley Re Ltd.
250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	258,175
		12,113,668
	MULTI-PERIL — 13.9%
	Aquila Re I Ltd. Series 2023-01
250,000	3-Month U.S. Treasury Bill + 525.00 basis points, 6/8/2026[2,3,4]	252,900
	Blue Halo Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 975.00 basis points, 2/24/2025[2,3]	1,486,200
	Finca Re Ltd.
750,000	3-Month U.S. Treasury Bill + 799.00 basis points, 6/6/2025[2,3,4]	778,425
	Foundation Re IV Ltd.
3,250,000	3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	3,239,600
	Herbie Re Ltd.
1,750,000	3-Month U.S. Treasury Bill + 930.00 basis points, 7/8/2024[2,3,4]	1,764,875
4,000,000	3-Month U.S. Treasury Bill + 673.00 basis points, 1/8/2025[2,3,4]	3,985,600
	High Point Re Ltd.
750,000	3-Month U.S. Treasury Bill + 575.00 basis points, 1/6/2027[2,3,4]	747,300
	Long Point Re IV Ltd.
250,000	3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	248,750
	Mayflower Re Ltd.
250,000	1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2026[2,3]	255,250
1,000,000	1-Month U.S. Treasury Bill + 575.00 basis points, 7/8/2026[2,3]	1,028,500
	Merna Reinsurance II Ltd.
4,500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,5]	4,582,800
	Residential Reinsurance 2020 Ltd.
250,000	3-Month U.S. Treasury Bill + 601.00 basis points, 12/6/2024[2,3]	246,000
	Residential Reinsurance 2022 Ltd.
1,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 6/6/2026[2,3]	951,500
	Residential Reinsurance 2023 Ltd.
1,500,000	3-Month U.S. Treasury Bill + 575.00 basis points, 12/6/2027[2,3]	1,510,500
	Sanders Re III Ltd.
250,000	3-Month U.S. Treasury Bill + 625.00 basis points, 4/7/2027[2,3]	254,700
500,000	3-Month U.S. Treasury Bill + 575.00 basis points, 4/7/2028[2,3]	499,750
	Yosemite Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 997.80 basis points, 6/6/2025[2,3]	1,038,900
		22,871,550
	WINDSTORM — 25.6%
	Alamo Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 850.00 basis points, 6/7/2026[2,3]	1,012,000
	Bayou Re Ltd.
1,725,000	1-Month U.S. Treasury Bill + 1,275.00 basis points, 5/26/2026[2,3,4]	1,723,965

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
1,500,000	1-Month U.S. Treasury Bill + 1,950.00 basis points, 5/26/2026[2,3,4]	$1,543,950
	Blue Ridge Re Ltd.
4,750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	4,789,900
2,750,000	1-Month U.S. Treasury Bill + 800.00 basis points, 1/8/2027[2,3,4]	2,747,525
	Cape Lookout Re Ltd.
175,000	1-Month U.S. Treasury Bill + 370.00 basis points, 3/22/2024[2,3]	174,825
2,000,000	1-Month U.S. Treasury Bill + 650.00 basis points, 4/28/2026[2,3]	2,036,400
	Catahoula II Re Pte Ltd.
1,200,000	1-Month U.S. Treasury Bill + 1,324.00 basis points, 6/16/2025[2,3]	1,222,800
1,250,000	1-Month U.S. Treasury Bill + 1,025.00 basis points, 6/16/2025[2,3]	1,276,875
	Citrus Re Ltd.
2,000,000	3-Month U.S. Treasury Bill + 900.00 basis points, 6/7/2026[2,3,4]	2,045,400
	Commonwealth Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 400.00 basis points, 7/8/2026[2,3,4]	1,522,050
	Gateway Re II Ltd.
1,500,000	3-Month U.S. Treasury Bill + 950.00 basis points, 4/27/2026[2,3,4]	1,552,050
	Gateway Re Ltd.
250,000	1-Month U.S. Treasury Bill + 858.00 basis points, 5/12/2025[2,3,4]	254,625
1,000,000	1-Month U.S. Treasury Bill + 1,300.00 basis points, 2/24/2026[2,3,4]	1,082,500
1,500,000	1-Month U.S. Treasury Bill + 1,000.00 basis points, 7/8/2026[2,3,4]	1,559,850
	Hestia Re Ltd.
2,000,000	1-Month U.S. Treasury Bill + 975.00 basis points, 4/7/2026[2,3,4]	2,034,800
	Lightning Re Series 2023-1
6,500,000	3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	6,840,600
	Lower Ferry Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 425.00 basis points, 7/8/2026[2,3,4]	1,013,000
	Merna Reinsurance II Ltd.
250,000	3-Month U.S. Treasury Bill + 753.00 basis points, 7/7/2025[2,3]	257,275
1,450,000	3-Month U.S. Treasury Bill + 1,025.00 basis points, 7/7/2026[2,3]	1,558,895
	Nature Coast Re Ltd.
2,000,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	1,988,400
1,250,000	3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	1,242,750
	Queen Street 2023 Re DAC
2,375,000	3-Month U.S. Treasury Bill + 750.00 basis points, 12/8/2025[2,3,4,5]	2,466,437
		41,946,872
	TOTAL UNITED STATES
	(Cost $75,896,783)	76,932,090
	TOTAL EVENT LINKED BONDS
	(Cost $125,764,704)	127,130,183

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	PREFERRED NOTES — 11.1%
	GLOBAL — 5.3%
	MULTI-PERIL — 5.3%
	Consulate Re 2024-2A
5,000,000	4.550%, 1/7/2025[7,8]	$4,463,500
	Consulate Re 2024-3A
5,000,000	4.550%, 1/7/2025[7,8]	4,148,000
	TOTAL GLOBAL
	(Cost $8,611,506)	8,611,500
	UNITED STATES — 5.8%
	MULTI-PERIL — 5.8%
	Consulate Re 2023-2A
5,000,000	5.166%, 6/5/2024[7,8]	4,984,500
	Consulate Re 2024-1A
5,000,000	4.550%, 1/7/2025[7,8]	4,539,500
	TOTAL UNITED STATES
	(Cost $9,523,832)	9,524,000
	TOTAL PREFERRED NOTES
	(Cost $18,135,338)	18,135,500

	U.S. TREASURY BILLS — 8.8%
	United States Treasury Bill
8,000,000	0.000%, 2/15/2024*	7,983,672
6,500,000	0.000%, 3/21/2024*	6,453,395
	TOTAL U.S. TREASURY BILLS
	(Cost $14,437,728)	14,437,067

Number of Shares
	SHORT-TERM INVESTMENTS — 7.1%
	Fidelity Investments Money Market Government Portfolio - Institutional
11,551,139	Class 5.14%[9]	11,551,140
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,551,140)	11,551,140
	TOTAL INVESTMENTS — 104.5%
	(Cost $169,888,910)	171,253,890
	Liabilities in Excess of Other Assets — 4.5%	(7,309,778)
	TOTAL NET ASSETS — 100.0%	$163,944,112

*	Non-income producing security.

[1]	Local currency.

[2]	Floating rate security. Floating rate security. Reference rates as of January 31, 2024 are as follows: 1-Month U.S. Treasury Bill 5.53%, 3-Month U.S. Treasury Bill 5.42%, Secured Overnight Financing Rate (SOFR) 5.32%, and 3-Month Term SOFR 5.36%. Actual reference rates may vary based on the reset date of the security.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $127,130,183, which represents 77.5% of total net assets of the Fund.

[4]	Callable.

[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $4,682,970, which represents 2.9% of total net assets of the Fund.

[6]	Variable rate security. Rate shown is the rate in effect as of January 31, 2024.

[7]	Level 3 securities fair valued under procedures established by the Advisor, represents 11.1% of Total Net Assets. The total value of these securities is $18,135,500.

[8]	Restricted security, represents 11.1% of Total Net Assets. The total value of this security is $18,135,500.

[9]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	3/12/2024	(1,000,000)	$(1,095,000)	$(1,082,593)	$12,407
Euro	UMB Bank NA	EUR per USD	6/14/2024	(3,750,000)	(4,129,875)	(4,075,866)	54,009
Euro	UMB Bank NA	EUR per USD	6/18/2024	(1,848,000)	(2,027,607)	(2,008,926)	18,681
Euro	UMB Bank NA	EUR per USD	11/12/2024	(500,000)	(540,550)	(547,200)	(6,650)
Euro	UMB Bank NA	EUR per USD	12/5/2024	(1,000,000)	(1,095,280)	(1,095,515)	(235)
Euro	UMB Bank NA	EUR per USD	12/12/2024	(2,750,000)	(3,054,700)	(3,013,599)	41,101
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(11,943,012)	$(11,823,699)	$119,313

EUR – Euro

See accompanying Notes to Financial Statements.